2017 REGISTERED DIRECT OFFERING - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 24, 2017	Feb. 20, 2017	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	May 14, 2019	Jul. 02, 2018	Sep. 30, 2016
Derivative Liability	$ 2,996,110						$ 1,628,113	$ 2,397,454
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)			$ 108,944	$ (40,187)	$ 679,271	$ 1,824,175
Common Stock
Stock Issued During Period, Shares, New Issues	10,166,664
Series F Warrant [Member]
Stock Issued During Period, Shares, New Issues					0	0
Stock Issued During Period, Value, New Issues			$ 0	0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,591,664		5,591,664
REGISTERED DIRECT OFFERING 2017 [Member]
Shelf Registration Statement, Maximum Amount Authorized									$ 50,000,000
Stock Issued During Period, Shares, New Issues		10,166,664
Shares Issued, Price Per Share		$ 0.60
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.75
Stock Issued During Period, Value, New Issues	$ 6,100,000
Number Of Warrants Per Unit		0.55
Percentage of warrant per unit		55.00%
Cash Price Per Each Common Stock Underlying Warrants	0.18
Allocation Of Remaining Proceeds To Common Stock And Additional Paid In Capital	2,991,012
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)			$ 0	$ 274,404	$ 0	$ (274,404)
Payments of Stock Issuance Costs	112,000
REGISTERED DIRECT OFFERING 2017 [Member] | Series F Warrant [Member]
Stock Issued During Period, Value, New Issues	$ 5,987,122
Percentage Of Class Of Warrant Or Right Held		20.00%